Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
AIM Structured Core Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 from AIM Structured Core Fund to Invesco Structured Core Fund and all references hereto are changed accordingly.
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Counselor Series Trust to AIM Counselor Series Trust (Invesco Counselor Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Maureen Donnellan, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1974.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2005.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
          More information on the portfolio managers may be found on the advisor’s website www.invescoaim.com. The website is not part of this prospectus.

          The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information – Choosing a Share Class – AIM Fund Retail Share Classes – Class R” in the Prospectus:
▪	“No contingent deferred sales charge”
Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information – INITIAL SALES CHARGES (CLASS A SHARES ONLY) – Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

2

Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
AIM Structured Growth Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 from AIM Structured Growth Fund to Invesco Structured Growth Fund and all references thereto are changed accordingly.
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Counselor Series Trust to AIM Counselor Series Trust (Invesco Counselor Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2000.

•	Francis Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1987.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
          More information on the portfolio managers may be found on the advisor’s website www.invescoaim.com. The website is not part of this prospectus.

          The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information — Choosing a Share Class — AIM Fund Retail Share Classes — Class R” in the Prospectus:
▪	“No contingent deferred sales charge”
Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	Investor’s Sales Charge
	As a % of	As a % of
	Offering Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
	As a % of	As a % of
	Offering Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the information appearing under the heading “General Information — Contingent Deferred Sales Charges (CDSCs) — CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

2

Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
AIM Structured Value Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 from AIM Structured Value Fund to Invesco Structured Value Fund and all references thereto are changed accordingly.
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Counselor Series Trust to AIM Counselor Series Trust (Invesco Counselor Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2000.

•	Francis Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1987.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
          More information on the portfolio managers may be found on the advisor’s website www.invescoaim.com. The website is not part of this prospectus.

          The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information – Choosing a Share Class – AIM Fund Retail Share Classes – Class R” in the Prospectus:
▪	“No contingent deferred sales charge”
Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information – INITIAL SALES CHARGES (CLASS A SHARES ONLY) – Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	Investor’s Sales Charge
	As a % of	As a % of
	Offering Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
	As a % of	As a % of
	Offering Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the information appearing under the heading “General Information – Contingent Deferred Sales Charges (CDSCs)- CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

2

Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A2, B, C, R, S, Y, Investor Class shares and AIM Cash Reserve Shares, as applicable, of each of the Funds listed below:
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM Conservative Allocation Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM International Small Company Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Multi-Sector Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Select Real Estate Income Fund
AIM Short Term Bond Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM U.S. Government Fund
AIM Utilities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund	Invesco Basic Balanced Fund
AIM Basic Value Fund	Invesco Basic Value Fund
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Core Plus Bond Fund	Invesco Core Plus Bond Fund
AIM Conservative Allocation Fund	Invesco Conservative Allocation Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Energy Fund	Invesco Energy Fund
AIM European Small Company Fund	Invesco European Small Company Fund
AIM Financial Services Fund	Invesco Financial Services Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Global Core Equity Fund	Invesco Global Core Equity Fund
AIM Global Equity Fund	Invesco Global Equity Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM Gold & Precious Metals Fund	Invesco Gold & Precious Metals Fund
AIM Growth Allocation Fund	Invesco Growth Allocation Fund
AIM High Income Municipal Fund	Invesco High Income Municipal Fund
AIM Income Allocation Fund	Invesco Income Allocation Fund
AIM Income Fund	Invesco Income Fund
AIM International Allocation Fund	Invesco International Allocation Fund
AIM International Small Company Fund	Invesco International Small Company Fund
AIM Leisure Fund	Invesco Leisure Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund

1

CURRENT NAME	NEW NAME
AIM Mid Cap Basic Value Fund	Invesco Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
AIM Moderate Allocation Fund	Invesco Moderate Allocation Fund
AIM Moderate Growth Allocation Fund	Invesco Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
AIM Money Market Fund	Invesco Money Market Fund
AIM Multi-Sector Fund	Invesco Multi-Sector Fund
AIM Municipal Bond Fund	Invesco Municipal Bond Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Select Real Estate Income Fund	Invesco Select Real Estate Income Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM Small Cap Equity Fund	Invesco Small Cap Equity Fund
AIM Small Cap Growth Fund	Invesco Small Cap Growth Fund
AIM Tax-Exempt Cash Fund	Invesco Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund	Invesco Tax-Free Intermediate Fund
AIM Technology Fund	Invesco Technology Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
AIM Utilities Fund	Invesco Utilities Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Counselor Series Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Funds Group	AIM Funds Group (Invesco Funds Group)
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax Exempt Funds	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information — Choosing a Share Class — AIM Fund Retail Share Classes — Class R” in the Prospectus:
■ “No contingent deferred sales charge”

2

Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	“Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information — Contingent Deferred Sales Charges (CDSCs) — CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

3

Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
AIM Core Plus Bond Fund
AIM Floating Rate Fund
AIM Multi-Sector Fund
AIM Select Real Estate Income Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Core Plus Bond Fund	Invesco Core Plus Bond Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Multi-Sector Fund	Invesco Multi-Sector Fund
AIM Select Real Estate Income Fund	Invesco Select Real Estate Income Fund
AIM Structured Core Fund	Invesco Structured Core Fund
AIM Structured Growth Fund	Invesco Structured Growth Fund
AIM Structured Value Fund	Invesco Structured Value Fund
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Counselor Series Trust to AIM Counselor Series Trust (Invesco Counselor Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Structured Core” of the prospectus:
•	“Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Maureen Donnellan, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1974.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2005.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Structured Growth & Structured Value” of the prospectus:
•	“Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2000.

•	Francis Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1987.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.”

2

Statement of Additional Information Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
AIM Core Plus Bond Fund
AIM Multi-Sector Fund
AIM Select Real Estate Income Fund
AIM Structure Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Core Plus Bond Fund	Invesco Core Plus Bond Fund
AIM Multi-Sector Fund	Invesco Multi-Sector Fund
AIM Select Real Estate Income Fund	Invesco Select Real Estate Income Fund
AIM Structured Core Fund	Invesco Structured Core Fund
AIM Structured Growth Fund	Invesco Structured Growth Fund
AIM Structured Value Fund	Invesco Structured Value Fund
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Counselor Series Trust to AIM Counselor Series Trust (Invesco Counselor Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective February 26, 2010, Jeremy Lefkowitz and Daniel Kostyk are no longer portfolio managers for AIM Structured Growth Fund and AIM Structured Value Fund and all references to Messrs. Lefkowitz and Kostyk in Appendix H are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts – AIM Structured Core Fund” in the Statement of Additional Information. The following table reflects information as of December 31, 2009:

	Dollar Range	Other Registered Mutual		Other Pooled Investment		Other Accounts
	of	Funds Managed (assets in		Vehicles Managed (assets in		Managed
	Investments	millions)		millions)		(assets in millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
	AIM Structured Core Fund
Ralph Coutant	None	5	$458.3	21	$1,379.6	109	$8,014.2
Maureen Donnellan	None	None	None	15	$1,076.7	85	$6,089.3
Lawson McWhorter	None	None	None	15	$1,076.7	85	$6,089.3
Glen Murphy[2]	None	5	$458.3	6	$302.9	24	$1,924.9
Anthony Shufflebotham	None	5	$458.3	21	$1,379.6	109	$8,014.2”

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Murphy began serving as portfolio manager of AIM Structured Core Fund on February 26, 2010.”
Effective April 1, 2010, the following information replaces in its entirety the tables appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares - Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Initial Sales Charges - Category I Funds” and “Category II Funds” in the Statement of Additional Information:
“Category I Funds
AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund

AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage of	Percentage of	Percentage of
		the Public	the Net Amount	the Net
		Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than	$50,000	5.50%	5.82%	5.00%
$50,000 but less than	$100,000	4.50	4.71	4.00
$100,000 but less than	$250,000	3.50	3.63	3.00
$250,000 but less than	$500,000	2.75	2.83	2.25
$500,000 but less than	$1,000,000	2.00	2.04	1.75
Category II Funds

AIM Core Bond Fund AIM Core Plus Bond Fund AIM High Income Municipal Fund AIM High Yield Fund AIM Income Fund AIM International Total Return Fund AIM Municipal Bond Fund AIM U.S. Government Fund

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage of	Percentage of	Percentage of
		the Public	the Net Amount	the Net
		Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than	$50,000	4.75%	4.99%	4.25%
$50,000 but less than	$100,000	4.25	4.44	4.00
$100,000 but less than	$250,000	3.50	3.63	3.25
$250,000 but less than	$500,000	2.50	2.56	2.25
$500,000 but less than	$1,000,000	2.00	2.04	1.75”
Effective April 1, 2010, the following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Purchases of Class R Shares” in the Statement of Additional Information:
     “Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:”

Effective April 1, 2010, the paragraphs appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Contingent Deferred Sales Charge Imposed upon Redemption of Shares – Contingent Deferred Sales Charge Exceptions for Class R Shares” in the Statement of Additional Information is deleted in its entirety.